Income Taxes (Details) - Schedule of Changes in Valuation Allowance - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Valuation Allowance [Abstract]
Beginning balance	$ 15,705,088	$ 12,632,164	$ 9,561,560
Additions	1,705,603	3,072,924	3,412,159
Disposal	(3,535)		(341,555)
Ending balance	$ 17,407,156	$ 15,705,088	$ 12,632,164